Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
At cost:
Electronic equipment	525,545	647,271	99,199
Office equipment	2,057	5,841	895
Motor vehicles	4,583	7,071	1,084
Software	134,393	305,552	46,828
Leasehold improvements	46,053	96,211	14,745

	712,631	1,061,946	162,751
Less: Accumulated depreciation	(430,858)	(651,865)	(99,903)

	281,773	410,081	62,848